Restructuring (Schedule of Beginning and End Liability Balance and Expense by Type) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Severance Expense [Member]
Restructuring Reserve [Roll Forward]
Restructuring reserve, beginning balance	$ 2,508	$ 0
Costs charged to expense	713	5,366
Costs paid or otherwise settled	(3,221)	(2,858)
Restructuring reserve, ending balance	0	2,508
Severance Expense [Member] | Direct Operating Expense [Member]
Restructuring Reserve [Roll Forward]
Costs charged to expense	410	0
Severance Expense [Member] | General and administrative [Member]
Restructuring Reserve [Roll Forward]
Costs charged to expense	148	4,495
Severance Expense [Member] | Loss from discontinued operations, net of tax [Member]
Restructuring Reserve [Roll Forward]
Costs charged to expense	155	871
Other Expenses [Member]
Restructuring Reserve [Roll Forward]
Restructuring reserve, beginning balance	1,418	0
Costs charged to expense	435	1,438
Costs paid or otherwise settled	(1,853)	(20)
Restructuring reserve, ending balance	0	1,418
Other Expenses [Member] | Direct Operating Expense [Member]
Restructuring Reserve [Roll Forward]
Costs charged to expense	0	0
Other Expenses [Member] | General and administrative [Member]
Restructuring Reserve [Roll Forward]
Costs charged to expense	0	0
Other Expenses [Member] | Loss from discontinued operations, net of tax [Member]
Restructuring Reserve [Roll Forward]
Costs charged to expense	$ 435	$ 1,438